Note 9 - Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30, 2012	December 31, 2011*
Wind farm management/maintenance	$116,109	$253,928
Electricity sales	235,997	321,619
Consulting	497,076	-
Construction contracts	-	1,440,303
Turbine sales and other	7,727	49,089
Total	$856,909	$2,064,939

	December 31, 2011	December 31, 2010
Wind farm development/management	$253,928	$23,284
Electricity sales	321,619	-
Construction contracts	1,440,303	3,165,787
Turbine sales and service	49,089	9,561
Total	$2,064,939	$3,198,632